License Agreement (Details) - RENEO PHARMACEUTICALS INC [Member] - vTv Therapeutics LLC [Member] - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2023	Dec. 31, 2017	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payments paid		$ 2,000,000
Development and regulatory milestone payments			$ 2,000,000	$ 2,000,000
Milestone payments			$ 0	$ 0	$ 0	$ 0
Milestone payments payable on achievement of sales thresholds of the licensed product		30,000,000
Common Stock Options Outstanding [Member] | Common Stock Repurchase Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Number of shares repurchased	57,643
Shares repurchased, aggregate purchase price	$ 4,400,000
Research and development [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront license fee payment		$ 3,000,000
Common stock issued, Shares		57,643
Milestone payments payable on achievement of development and regulatory milestones		$ 64,500,000